Exhibit 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, 2012-A SERIES
Monthly Servicer's Statement
for the month ended March 31, 2013

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	38.90%
From	01-Mar-13	15-Mar-13	15-Apr-13	Floating Allocation Percentage at Month-End	76.50%
To	31-Mar-13	15-Apr-13
Days	31

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-A balances were:		Payment Date	Period	Period
		5/15/2015	11/1/2014	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$257,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,257,900,000.00

Required Participation Amount	$1,257,900,000.00		Accumulation Account
Excess Receivables	$515,686,754.59		Beginning	-

Total Collateral	$1,773,586,754.59		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	177.36%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	31
	Total Pool		LIBOR	0.203200%
Beginning Gross Principal Pool Balance	$4,770,380,998.36		Applicable Margin	0.470000%
Total Principal Collections	$(2,008,279,496.41)			0.673200%
Investment in New Receivables	$2,294,850,664.36
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$0.00		Interest	579,700.00	0.58
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.58
Less Net CMA Offset	$(493,555,346.81)
Less Servicing Adjustment	$(4,047,835.99)		Total Due Investors	579,700.00	0.673200%
Ending Balance	$4,559,348,983.51		Servicing Fee	$1,048,250.00
			Excess Cash Flow	1,190,831.02
SAP for Next Period	38.90%

Average Receivable Balance	$4,418,375,938.11
Monthly Payment Rate	45.45%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	$7,500,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$9,472,187.84
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$9,472,187.84